RISK MANAGEMENT - Credit quality of the borrower (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Loans and advances	$ 269,923,739	$ 220,323,483
Stage 1
RISK MANAGEMENT
Loans and advances	236,770,056	185,100,233
Stage 2
RISK MANAGEMENT
Loans and advances	18,656,439	19,299,753
Stage 3
RISK MANAGEMENT
Loans and advances	14,497,244	15,923,497
Commercial
RISK MANAGEMENT
Loans and advances	143,537,853	114,911,843
Commercial | Stage 1
RISK MANAGEMENT
Loans and advances	126,530,862	97,000,580
Commercial | Stage 2
RISK MANAGEMENT
Loans and advances	8,062,435	8,335,781
Commercial | Stage 3
RISK MANAGEMENT
Loans and advances	8,944,556	9,575,482
Consumer
RISK MANAGEMENT
Loans and advances	59,588,721	48,363,040
Consumer | Stage 1
RISK MANAGEMENT
Loans and advances	51,510,943	41,773,555
Consumer | Stage 2
RISK MANAGEMENT
Loans and advances	5,288,921	3,927,387
Consumer | Stage 3
RISK MANAGEMENT
Loans and advances	2,788,857	2,662,098
Mortgage
RISK MANAGEMENT
Loans and advances	37,371,373	30,646,787
Mortgage | Stage 1
RISK MANAGEMENT
Loans and advances	34,067,734	25,447,635
Mortgage | Stage 2
RISK MANAGEMENT
Loans and advances	1,997,270	3,654,710
Mortgage | Stage 3
RISK MANAGEMENT
Loans and advances	1,306,369	1,544,442
Small Business Loans
RISK MANAGEMENT
Loans and advances	1,328,076	1,282,185
Small Business Loans | Stage 1
RISK MANAGEMENT
Loans and advances	1,093,973	950,991
Small Business Loans | Stage 2
RISK MANAGEMENT
Loans and advances	135,528	183,693
Small Business Loans | Stage 3
RISK MANAGEMENT
Loans and advances	98,575	147,501
Financial Leases
RISK MANAGEMENT
Loans and advances	28,097,716	25,119,628
Financial Leases | Stage 1
RISK MANAGEMENT
Loans and advances	23,566,544	19,927,472
Financial Leases | Stage 2
RISK MANAGEMENT
Loans and advances	3,172,285	3,198,182
Financial Leases | Stage 3
RISK MANAGEMENT
Loans and advances	$ 1,358,887	$ 1,993,974